Guarantor and Non-Guarantor Condensed Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Condensed Statements Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ (10,104)	$ (65,487)	$ 315,919	$ 419,167	$ 481,416
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of businesses		(861)	(106,041)	(41,385)
Proceeds from sales of property and equipment	3,463	3,688	19,685	7,487	15,057
Purchases of property and equipment	(54,599)	(124,926)	(293,456)	(304,414)	(271,504)
Other investing					(1,837)
Net cash (used in) provided by investing activities	(51,136)	(122,099)	(379,812)	(338,312)	(258,284)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt refinancing	388,125		1,269,625	900,000
Proceeds from debt borrowings	456,000	439,000	2,031,000	225,000
Redemption of senior notes				(1,064,159)
Payment for debt financing costs	(6,065)		(35,088)	(29,569)
Principal payments on debt and capital leases	(494,276)	(342,005)	(2,983,567)	(339,287)	(30,826)
Repurchase of senior subordinated notes	(375,144)		(175,338)
Proceeds from parent company common stock sales	54	200	761	9,960	4,737
Parent company common stock repurchased	(809)		(3,734)	(3,222)	(3,916)
Net cash (used in) provided by financing activities	(32,115)	97,195	103,659	(301,277)	(30,005)
Net (decrease) increase in cash and cash equivalents	(93,355)	(90,391)	39,766	(220,422)	193,127
Cash and cash equivalents - beginning of period	242,457	202,691	202,691	423,113	229,986
Cash and cash equivalents - end of period	149,102	112,300	242,457	202,691	423,113
US Foods, Inc.
Condensed Statements Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	(17,839)	(96,289)	250,365	369,532	402,335
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of businesses		(861)	(106,041)	(41,385)
Proceeds from sales of property and equipment	3,463	500	12,264	2,454	10,362
Purchases of property and equipment	(53,712)	(103,248)	(258,566)	(289,380)	(230,567)
Other investing					(1,837)
Net cash (used in) provided by investing activities	(50,249)	(103,609)	(352,343)	(328,311)	(222,042)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt refinancing	388,125		583,625	900,000
Proceeds from debt borrowings	456,000	439,000	2,031,000	225,000
Redemption of senior notes				(1,064,159)
Payment for debt financing costs	(6,065)		(31,648)	(29,569)
Principal payments on debt and capital leases	(494,169)	(334,349)	(2,129,041)	(331,015)	(21,446)
Repurchase of senior subordinated notes	(375,144)		(175,338)
Capital (distributions) contributions	6,774	4,592	(133,837)	34,373	33,159
Proceeds from parent company common stock sales	54	200	761	9,960	4,737
Parent company common stock repurchased	(809)		(3,734)	(3,222)	(3,916)
Net cash (used in) provided by financing activities	(25,234)	109,443	141,788	(258,632)	12,534
Net (decrease) increase in cash and cash equivalents	(93,322)	(90,455)	39,810	(217,411)	192,827
Cash and cash equivalents - beginning of period	240,902	201,092	201,092	418,503	225,676
Cash and cash equivalents - end of period	147,580	110,637	240,902	201,092	418,503
Guarantors
Condensed Statements Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	961	21,742	34,832	12,012	32,968
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(887)	(21,678)	(34,876)	(15,023)	(32,668)
Net cash (used in) provided by investing activities	(887)	(21,678)	(34,876)	(15,023)	(32,668)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on debt and capital leases	(107)
Net cash (used in) provided by financing activities	(107)
Net (decrease) increase in cash and cash equivalents	(33)	64	(44)	(3,011)	300
Cash and cash equivalents - beginning of period	1,555	1,599	1,599	4,610	4,310
Cash and cash equivalents - end of period	1,522	1,663	1,555	1,599	4,610
Non-Guarantors
Condensed Statements Of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	6,774	9,060	30,722	37,623	46,113
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of property and equipment		3,188	7,421	5,033	4,695
Purchases of property and equipment			(14)	(11)	(8,269)
Net cash (used in) provided by investing activities		3,188	7,407	5,022	(3,574)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt refinancing			686,000
Payment for debt financing costs			(3,440)
Principal payments on debt and capital leases		(7,656)	(854,526)	(8,272)	(9,380)
Capital (distributions) contributions	(6,774)	(4,592)	133,837	(34,373)	(33,159)
Net cash (used in) provided by financing activities	$ (6,774)	$ (12,248)	$ (38,129)	$ (42,645)	$ (42,539)